Note 9 - Leases	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
9.　   LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment. Certain leases that meet one or more of the criteria set forth in the provision of ASC 840, “Leases” have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales result from multi-year lease agreements, under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC 840.

Operating Leases—
The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network. The leases for domestic and international backbone connectivity are generally non-cancelable for a minimum one-year lease period. The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through the year 2023.

Refundable guarantee deposits as of March 31, 2015 and 2016 consist of the following:

	Thousands of Yen
	2015	2016

Head office	¥2,187,901	¥2,462,266
Sales and subsidiaries offices	547,549	551,242
Others	64,751	71,173

Total refundable guarantee deposits	¥2,800,201	¥3,084,681

Lease expenses related to backbone lines for the years ended March 31, 2014, 2015 and 2016 amounted to ¥3,763,803 thousand, ¥3,743,576 thousand and ¥3,638,063 thousand, respectively. Lease expenses for local access lines for the years ended March 31, 2014, 2015 and 2016, which are mainly attributable to Internet connectivity services and WAN services, amounted to ¥22,602,364 thousand, ¥21,967,587 thousand and ¥23,035,615 thousand, respectively. Other lease expenses for the years ended March 31, 2014, 2015 and 2016 amounted to ¥6,513,184 thousand, ¥6,988,368 thousand and ¥6,880,307 thousand, respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling ¥24,082 thousand, ¥29,521 thousand and ¥41,002 thousand for the years ended March 31, 2014, 2015 and 2016, respectively.

Capital Leases—
The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM and data communications equipment procured from third party vendors, which amounted to ¥799,232 thousand and ¥2,807,592 thousand, to the leasing companies for the years ended March 31, 2015 and 2016, respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of ¥819,680 thousand due by March 2020 and ¥2,755,182 thousand due by April 2022, related to the lease contracts made in the years ended March 31, 2015 and 2016, respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to ¥24,271,434 thousand and ¥16,614,912 thousand, respectively, at March 31, 2015 and ¥28,328,721 thousand and ¥18,728,508 thousand, respectively, at March 31, 2016.

Lessee Future Minimum Lease Payments—
As of March 31, 2016, future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2017	¥870,720	¥3,579,008	¥4,142,275
2018	673,610	981,812	3,074,462
2019	309,032	173,907	2,326,311
2020	–	132,523	1,394,337
2021	–	109,581	886,236
2022 and thereafter	–	274,562	338,174

Total minimum lease payments	¥1,853,362	¥5,251,393	12,161,795

Less amounts representing interest			(428,042)

Present value of net minimum capital lease payments			11,733,753
Less current portion			(3,954,386)

Noncurrent portion			¥7,779,367

Sales-Type Leases—
The components of the net investment in sales-type leases as of March 31, 2015 and 2016 were as follows:

	Thousands of Yen
	2015	2016

Year ending March 31:
2017		¥845,336
2018		751,865
2019		617,127
2020		401,579
2021		352,438
2022 and thereafter		379,599

Total minimum lease payments to be received*	¥1,488,656	¥3,347,944
Estimated residual value of leased property (unguaranteed)	–	–
Less unearned income	(24,278)	(89,407)
Net investment in sales-type leases	1,464,378	3,258,537
Less current portion	(702,219)	(813,689)
Non-current net investment in sales-type leases	¥762,159	¥2,444,848

*Estimated executory costs, including profit thereon, of ¥345,698 thousand and ¥646,079 thousand were excluded from total minimum lease payments to be received as of March 31, 2015 and 2016, respectively.